Commitments and Contingent Liabilities (Narrative) (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 08, 2023 USD ($)	Feb. 08, 2022 USD ($)	Mar. 20, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Operating Leased Assets [Line Items]
Income from OCS grants				$ 542	$ 460	$ 691
Accrued unpaid royalties				3,268
Maximum future royalties commitment				11,004
Bank guarantees				26,686	$ 28,737		$ 122,886	$ 45,886
Credit loss provision	$ 12,300
Damages sought by plaintiff	$ 10,800			$ 75,000
Plaintiff estimated amended claim amount			$ 52,099
Minimum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate				0.03
Maximum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate				0.04
Station Enterprises Ltd [Member]
Operating Leased Assets [Line Items]
Bank guarantees		$ 682
Damages sought by plaintiff		$ 328